Equity-Accounted Investees - Additional Information (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement [Line Items]
Name of joint venture	Wallbox-Fawsn New Energy Vehicle Charging Technology (Suzhou) Co., Ltd. (hereinafter “Wallbox Fawsn”)
Date Of Incorporation Of Joint Venture	Jun. 15, 2019
Proportion of ownership interest in joint venture	50.00%
Principal place of business of joint venture	China
Description of nature of entity's operations and principal activities	manufacture and sale of charging solutions with a clear focus on the automotive sector.
Commitments in relation to joint ventures	€ 0	€ 159,093
Share Of Profit Loss Of Joint Venturers For The Year	652,974	422,216	€ 387,565
Share of profit (loss) of joint ventures accounted for using equity method	0	€ 253,486	€ 387,565
Cumulative unrecognised share of losses of joint ventures	€ 821,704
Description of nature and extent of significant restrictions on transfer of funds to entity	no significant restrictions